Share-Based Payments - Bud Apac Share-Based Compaensation Program (Detail) shares in Millions, Unit_pure in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Disclosure Of Share Based Compaensation Program [Line Items]
Fair value of options granted	$ 7.54	$ 11.79	$ 16.92
Long Term Incentive Stock Option Plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Number of shares granted | shares		0.1
Fair value of options granted		$ 2,000,000
Restricted Stock Units [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value	10.9	5.5	2.3
Share-based compensation grant date fair value	$ 9,000,000	$ 153,000,000
Budweiser APAC [Member] | Long Term Incentive Stock Option Plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Number of shares granted	697.0	90.0
Fair value of options granted	$ 52,000,000	$ 10,000,000
Budweiser APAC [Member] | Restricted Stock Units [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value	297.0	40.0
Share-based compensation grant date fair value	$ 84,000,000	$ 13,000,000
Budweiser APAC [Member] | Share-Based Compensation Plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value	2.0
Share-based compensation grant date fair value	$ 1,000,000
Budweiser APAC [Member] | People bet plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value	6.0
Share-based compensation grant date fair value	$ 2,000,000
Budweiser APAC [Member] | New Restricted Stock Units Plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value | shares	6.8
Share-based compensation grant date fair value	$ 23,000,000